Long-term debt and capital lease obligations	12 Months Ended
Dec. 31, 2018
Long-term debt and capital lease obligations
Long-term debt and capital lease obligations

14. Long-term debt and capital lease obligations

As of December 31, 2018 and 2017, long-term debt and capital lease obligations consisted of the following:

Long-term debt and capital lease obligations
in € THOUS
	2018	2017

Amended 2012 Credit Agreement	1.887.357	2.017.952
Bonds	3.700.446	3.810.483
Convertible Bonds	393.232	386.984
Accounts Receivable Facility	-	293.673
Capital lease obligations	36.144	37.704
Other	134.855	131.611
Long-term debt and capital lease obligations	6.152.034	6.678.407
Less current portion	(1.106.519)	(883.535)
Long-term debt and capital lease obligations, less current portion	5.045.515	5.794.872

As of December 31, 2018 and December 31, 2017, long-term debt and capital lease obligations have the following maturities:

Maturity of long-term debt and capital lease obligations
in € THOUS
	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years	Total
2018
Amended 2012 Credit Agreement	132.803	665.607	1.095.629	-	1.894.039
Bonds	948.690	1.304.367	611.354	849.345	3.713.756
Convertible Bonds	-	400.000	-	-	400.000
Accounts Receivable Facility	-	-	-	-	-
Capital lease obligations	9.387	14.529	3.094	9.134	36.144
Other	15.931	52.603	15.261	51.060	134.855
Total	1.106.811	2.437.106	1.725.338	909.539	6.178.794

2017
Amended 2012 Credit Agreement	128.058	656.117	1.242.907	-	2.027.082
Bonds	733.528	1.333.966	1.425.657	333.528	3.826.679
Convertible Bonds	-	400.000	-	-	400.000
Accounts Receivable Facility	-	294.338	-	-	294.338
Capital lease obligations	8.831	14.948	4.860	9.065	37.704
Other	15.220	22.111	41.378	52.933	131.642
Total	885.637	2.721.480	2.714.802	395.526	6.717.445

The Company’s long-term debt as of December 31, 2018, all of which ranks equally in rights of payment, are described as follows:

Amended 2012 credit agreement

The Company originally entered into a syndicated credit facility of $3,850,000 and a 5 year tenor (the “2012 Credit Agreement”) on October 30, 2012. On November 26, 2014, the 2012 Credit Agreement was amended to increase the total credit facility to approximately $4,400,000 and extend the term for an additional two years until October 30, 2019 (“Amended 2012 Credit Agreement”). On July 11, 2017, the Company further amended and extended the Amended 2012 Credit Agreement.

As of December 31, 2018, the Amended 2012 Credit Agreement consists of:

  Revolving credit facilities of $900,000 and €600,000 which will be due and payable on July 31, 2022.
  A term loan of $1,350,000, also scheduled to mature on July 31, 2022. Quarterly repayments of $30,000 began on October 31, 2017 with the remaining balance outstanding due on the maturity date.
  A term loan of €315,000 scheduled to mature on July 31, 2022. Quarterly repayments of €7,000 began on October 31, 2017 with the remaining balance outstanding due on the maturity date.
  A non-amortizing term loan of €400,000 which is scheduled to mature on July 30, 2020.

Interest on the credit facilities is floating at a rate equal to EURIBOR / LIBOR (as applicable) plus an applicable margin. The applicable margin is variable and depends on the Company’s consolidated leverage ratio which is a ratio of its consolidated funded debt less cash and cash equivalents to consolidated EBITDA (as these terms are defined in the Amended 2012 Credit Agreement). At December 31, 2018 and 2017, the dollar-denominated tranches outstanding under the Amended 2012 Credit Agreement had a weighted average interest rate of 3,53% and 2,48%, respectively. At December 31, 2018 and 2017, the euro-denominated tranches had a weighted average interest rate of 0,81% and 0,81%, respectively.

The Amended 2012 Credit Agreement contains affirmative and negative covenants with respect to the Company and its subsidiaries. Under certain circumstances these covenants limit indebtedness and restrict the creation of liens. Under the Amended 2012 Credit Agreement the Company is required to comply with a maximum consolidated leverage ratio (ratio of consolidated funded debt less cash and cash equivalents to consolidated EBITDA).

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at December 31, 2018 and 2017:

Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS
	Maximum amount available		Balance outstanding
	2018		2018(1)

Revolving credit USD 2017 / 2022	$900.000	€786.026	$-	€-
Revolving credit EUR 2017 / 2022	€600.000	€600.000	€-	€-
USD term loan 2017 / 2022	$1.350.000	€1.179.039	$1.350.000	€1.179.039
EUR term loan 2017 / 2022	€315.000	€315.000	€315.000	€315.000
EUR term loan 2017 / 2020	€400.000	€400.000	€400.000	€400.000
		€3.280.065		€1.894.039

	Maximum amount available		Balance outstanding
	2017		2017(1)

Revolving credit USD 2017 / 2022	$900.000	€750.438	$70.000	€58.367
Revolving credit EUR 2017 / 2022	€600.000	€600.000	€-	€-
USD term loan 2017 / 2022	$1.470.000	€1.225.715	$1.470.000	€1.225.715
EUR term loan 2017 / 2022	€343.000	€343.000	€343.000	€343.000
EUR term loan 2017 / 2020	€400.000	€400.000	€400.000	€400.000
		€3.319.153		€2.027.082
(1) Amounts shown are excluding debt issuance costs.

At December 31, 2018 and 2017, the Company had letters of credit outstanding in the amount of $1.690 and $1.690 (€1.476 and €1.409), respectively, under the USD revolving credit facility, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the applicable revolving credit facility.

Bonds

At December 31, 2018 and 2017, the Company’s bonds consisted of the following:

Bonds
in THOUS
Issuer/Transaction	Face amount	Maturity	Coupon	Book value2018 in €	Book value2017 in €

FMC Finance VIII S.A. 2011	€400.000	September 15, 2018	6,50%	-	398.838
FMC US Finance II, Inc. 2011	$400.000	September 15, 2018	6,50%	-	332.588
FMC US Finance II, Inc. 2012	$800.000	July 31, 2019	5,625%	698.167	665.637
FMC Finance VIII S.A. 2012	€250.000	July 31, 2019	5,25%	249.773	249.383
FMC US Finance II, Inc. 2014	$500.000	October 15, 2020	4,125%	435.376	414.952
FMC US Finance, Inc. 2011	$650.000	February 15, 2021	5,75%	564.882	538.021
FMC Finance VII S.A. 2011	€300.000	February 15, 2021	5,25%	299.035	298.571
FMC US Finance II, Inc. 2012	$700.000	January 31, 2022	5,875%	609.532	581.261
FMC US Finance II, Inc. 2014	$400.000	October 15, 2024	4,75%	347.297	331.232
Fresenius Medical Care AG & Co. KGaA, 2018	€500.000	July 11, 2025	1,50%	496.384	-
				3.700.446	3.810.483

All bonds issued before 2018 are guaranteed by the Company and by FMCH. The holders have the right to request that the issuers repurchase the bonds at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the ratings of the respective bonds. The bonds issued prior to 2018 may be redeemed at the option of the issuers at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the indenture.

For the bonds issued prior to 2018, the Company has agreed to a number of covenants to provide protection to the holders which, under certain circumstances, limit the ability of the Company and its subsidiaries to, among other things, incur debt, incur liens, engage in sale-leaseback transactions and merge or consolidate with other companies or sell assets. Some of these restrictions were suspended automatically as the rating of the respective bonds reached investment grade status. At December 31, 2018, the Company was in compliance with all of its covenants under the bonds.

Convertible bonds

On September 19, 2014, the Company issued €400,000 principal amount of equity-neutral convertible bonds which have a coupon of 1.125% and are due on January 31, 2020. The bonds were issued at par. The current conversion price is €73.1980. Since November 2017, bond holders can exercise the conversion rights embedded in the bonds at certain dates. In order to fully offset the economic exposure from the conversion feature, the Company purchased call options on its shares (“Share Options”). Any increase of the Company’s share price above the conversion price would be offset by a corresponding value increase of the Share Options. The Company amortizes the remaining cost of these options and various other offering costs over the life of these bonds in the amount of €6.768, effectively increasing the total interest rate to 2.611%. The Convertible Bonds are guaranteed by FMCH.

Accounts Receivable Facility

The Company refinanced the Accounts Receivable Facility on December 20, 2018 increasing the facility to $900,000 and extending it until December 20, 2021.

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at December 31, 2018 and December 31, 2017:

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS
	Maximum amount available		Balance outstanding
	2018 (1)		2018 (2)

Accounts Receivable Facility	$900.000	€786.026	$-	€-

	Maximum amount available		Balance outstanding
	2017 (1)		2017 (2)

Accounts Receivable Facility	$800.000	€667.056	$353.000	€294.338
(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $26.631 at December 31, 2018 and $71.244 at December 31, 2017 (€23.259 and €59.404). These letters of credit are not included above as part of the balance outstanding at December 31, 2018 and 2017; however, they reduce available borrowings under the Accounts Receivable Facility.

Under the Accounts Receivable Facility, certain receivables are sold to NMC Funding Corporation (“NMC Funding”), a wholly-owned subsidiary. NMC Funding then assigns percentage ownership interests in the accounts receivable to certain bank investors. Under the terms of the Accounts Receivable Facility, NMC Funding retains the right, at any time, to recall all the then outstanding transferred interests in the accounts receivable. Consequently, the receivables remain on the Company’s consolidated balance sheet and the proceeds from the transfer of percentage ownership interests are recorded as long-term debt.

NMC Funding pays interest to the bank investors calculated based on the commercial paper rates for the particular tranches selected. At December 31, 2018, this facility was not utilized by the Company. At December 31, 2017, the interest rate on the utilized borrowings was 1,40%. Refinancing fees, which include legal costs and bank fees, are amortized over the term of the facility.

Other

At December 31, 2018 and 2017, in conjunction with certain acquisitions and investments, the Company had fixed payments outstanding for acquisitions totaling approximately €16.713 and €14.199, respectively, of which €7.621 and €4.453, respectively, were classified as the current portion of long-term debt.